Performance Management	May 01, 2025
Strategic Asset Management Balanced Portfolio
Prospectus [Line Items]
Performance Table Heading	Under Performance, delete the Average Annual Total Returns table and replace with the following:Average Annual Total ReturnsFor the periods ended December 31, 2025
Performance Table Market Index Changed	Effective March 1, 2026, the Fund changed its primary broad-based securities market index to the MSCI ACWI Index NTR because it more closely aligns with the Fund's investment approach. Prior to March 1, 2026, the Fund's primary broad-based securities market index was the Russell 3000 Index. The SAM Balanced Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
Effective March 1, 2026, the Fund changed its primary broad-based securities market index to the MSCI ACWI Index NTR because it more closely aligns with the Fund's investment approach. Prior to March 1, 2026, the Fund's primary broad-based securities market index was the Russell 3000 Index. The SAM Balanced Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Balanced Blended Index to the following because such weightings more closely align with the Fund's investment approach: 60% MSCI ACWI Index NTR and 40% Bloomberg US Aggregate Index. Prior to March 1, 2026, the components and weightings of the SAM Balanced Blended Index were as follows: 45% Russell 3000 Index, 40% Bloomberg US Aggregate Index, and 15% MSCI EAFE Index NTR. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.

Strategic Asset Management Conservative Balanced Portfolio
Prospectus [Line Items]
Performance Additional Market Index [Text]	The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The SAM Conservative Balanced Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives.
Performance Table Heading	Under Performance, delete the Average Annual Total Returns table and replace with the following:Average Annual Total ReturnsFor the periods ended December 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The SAM Conservative Balanced Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Conservative Balanced Blended Index to the following because such weightings more closely align with the Fund's investment approach: 60% Bloomberg US Aggregate Index and 40% MSCI ACWI Index NTR. Prior to March 1, 2026, the components and weightings of the SAM Conservative Balanced Blended Index were as follows: 60% Bloomberg US Aggregate Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.

Strategic Asset Management Conservative Growth Portfolio
Prospectus [Line Items]
Performance Additional Market Index [Text]	The SAM Conservative Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives.
Performance Table Heading	Under Performance, delete the Average Annual Total Returns table and replace with the following:Average Annual Total ReturnsFor the periods ended December 31, 2025
Performance Table Market Index Changed	Effective March 1, 2026, the Fund changed its primary broad-based securities market index to the MSCI ACWI Index NTR because it more closely aligns with the Fund's investment approach. Prior to March 1, 2026, the Fund's primary broad-based securities market index was the Russell 3000 Index.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
Effective March 1, 2026, the Fund changed its primary broad-based securities market index to the MSCI ACWI Index NTR because it more closely aligns with the Fund's investment approach. Prior to March 1, 2026, the Fund's primary broad-based securities market index was the Russell 3000 Index. The SAM Conservative Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Conservative Growth Blended Index to the following because such weightings more closely align with the Fund's investment approach: 80% MSCI ACWI Index NTR and 20% Bloomberg US Aggregate Index. Prior to March 1, 2026, the components and weightings of the SAM Conservative Growth Blended Index were as follows: 60% Russell 3000 Index, 20% Bloomberg US Aggregate Index, and 20% MSCI EAFE Index NTR. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.

Strategic Asset Management Flexible Income Portfolio
Prospectus [Line Items]
Performance Additional Market Index [Text]	The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The SAM Flexible Income Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown.
Performance Table Heading	Under Performance, delete the Average Annual Total Returns table and replace with the following:Average Annual Total ReturnsFor the periods ended December 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The SAM Flexible Income Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Flexible Income Blended Index to the following because such weightings more closely align with the Fund's investment approach: 75% Bloomberg US Aggregate Index and 25% MSCI ACWI Index NTR. Prior to March 1, 2026, the components and weightings of the SAM Flexible Income Blended Index were as follows: 75% Bloomberg US Aggregate Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.

Strategic Asset Management Strategic Growth Portfolio S000014084
Prospectus [Line Items]
Performance Additional Market Index [Text]	The SAM Strategic Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives.
Performance Table Heading	Under Performance, delete the Average Annual Total Returns table and replace with the following:Average Annual Total ReturnsFor the periods ended December 31, 2025
Performance Table Market Index Changed	Effective March 1, 2026, the Fund changed its primary broad-based securities market index to the MSCI ACWI Index NTR because it more closely aligns with the Fund's investment approach. Prior to March 1, 2026, the Fund's primary broad-based securities market index was the Russell 3000 Index.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
Effective March 1, 2026, the Fund changed its primary broad-based securities market index to the MSCI ACWI Index NTR because it more closely aligns with the Fund's investment approach. Prior to March 1, 2026, the Fund's primary broad-based securities market index was the Russell 3000 Index. The SAM Strategic Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Strategic Growth Blended Index to the following because such weightings more closely align with the Fund's investment approach: 95% MSCI ACWI Index NTR and 5% Bloomberg US Aggregate Index. Prior to March 1, 2026, the weightings for SAM Strategic Growth Blended Index were as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg US Aggregate Index. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.